Net income per share	12 Months Ended
Mar. 31, 2014
Net income per share
Net income per share

19                                  Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the years ended March 31, 2012, 2013 and 2014:

		Year ended March 31,
	Note	2012	2013	2014	2014
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company		131,980	112,447	131,903	21,218
Earnings allocated to participating convertible notes	(i)	—	(6,053)	(15,050)	(2,421)

Net income for basic and diluted net income per share		131,980	106,394	116,853	18,797

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,897,177	71,527,698	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		1.79	1.49	1.60	0.26
- Diluted	(ii)	1.79	1.49	1.60	0.26

Notes:

(i)              The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the years ended March 31, 2013 and 2014 in both basic and diluted net income per share computation.

(ii)            During the years ended March 31, 2013 and 2014, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.